Finance Leases as Lessee	12 Months Ended
Dec. 31, 2025
Finance Leases as Lessee [Abstract]
Finance leases as lessee

Note 15. Finance leases as lessee

In May 2025, the Company entered into a machinery equipment lease agreement. The total lease term is 2 years and has been classified as a finance lease because the Company is reasonably certain to exercise the purchase option and ownership of the underlying assets will transfer to the Company.

The weighted average discount rate of the Company’s finance leases was 3.00% per annum as of December 31, 2025.

Amounts recognized in the consolidated balance sheet:

	As of December 31, 2025	As of December 31, 2024
Finance lease assets	$76,535	$—

Lease liabilities, current	57,326	—
Lease liabilities, non-current	15,368	—
Total lease liabilities	$72,694	$—

A summary of lease cost is as follows:

	For the years ended December 31,
	2025	2024
Amortization of finance lease assets	$38,268	$—
Interest of lease liabilities	1,877	—

The following table presents maturity of lease liabilities as of December 31, 2025:

Minimum lease payment
Fiscal year 2026	$58,718
Fiscal year 2027	15,464
Less: imputed interest	(1,488)
Present value of finance lease liabilities	$72,694

The following summarizes other supplemental information about the Company’s lease as of December 31, 2025 and 2024:

	As of December 31, 2025	As of December 31, 2024
Weighted average discount rate	3.00%	—
Weighted average remaining lease term	1.32 years	—